Income Taxes (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax asset attributable to:
Net operating loss carryover	$ 2,982,000	$ 2,793,000
Valuation allowance	(2,982,000)	(2,793,000)
Net deferred tax asset	$ 0	$ 0